PREFERRED STOCK	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Preferred Stock

NOTE 11. PREFERRED STOCK

The table below shows the details of preferred stock for SDG&E and SoCalGas. All series of Pacific Enterprises (PE) preferred stock were redeemed during 2011 and all series of SDG&E preferred stock were redeemed during 2013 as we discuss below.

PREFERRED STOCK

	Final Call/
	Redemption	December 31,
	Price	2013		2012
		(in millions)
Contingently redeemable:
SDG&E:
$20 par value, authorized 1,375,000 shares(1):
5% Series, 375,000 shares outstanding	$24.00	$	―	$8
4.5% Series, 300,000 shares outstanding	$21.20		―	6
4.4% Series, 325,000 shares outstanding	$21.00		―	7
4.6% Series, 373,770 shares outstanding	$20.25		―	7
Without par value(1):
$1.70 Series, 1,400,000 shares outstanding	$25.00		―	35
$1.82 Series, 640,000 shares outstanding	$26.00		―	16
SDG&E - Total contingently redeemable preferred stock			―	79
Sempra Energy - Total contingently redeemable preferred
stock of subsidiary		$	―	$79

SoCalGas:
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding			$3	$3
6% Series A, 783,032 shares outstanding			19	19
SoCalGas - Total preferred stock			22	22
Less: 50,970 shares of the 6% Series outstanding owned by PE			(2)	(2)
			20	20

Sempra Energy - Total preferred stock of subsidiary			$20	$20
(1)				Represents shares outstanding at December 31, 2012, which were fully redeemed in October 2013.

Following are the attributes of each company's preferred stock. No amounts currently outstanding are subject to mandatory redemption.

SDG&E

On October 15, 2013, SDG&E redeemed all six series of its outstanding shares of contingently redeemable preferred stock for $82 million, including a $3 million early call premium. Each series was redeemed for cash at redemption prices ranging from $20.25 to $26 per share plus accrued dividends up to the redemption date of $1 million. The early call premium is presented as Call Premium on Preferred Stock of Subsidiary on Sempra Energy's and Call Premium on Preferred Stock on SDG&E's Consolidated Statements of Operations. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption prices (including accrued and accumulated dividends through October 15, 2013), without interest, upon surrender of the share certificates.

SDG&E is currently authorized to issue up to 25 million shares of an additional class of preference shares designated as “Series Preference Stock.” The stock's rights, preferences and privileges would be established by the board of directors at the time of issuance.

SOCALGAS

  None of SoCalGas' outstanding preferred stock is callable.

  All outstanding series have one vote per share, cumulative preferences as to dividends and liquidation preferences of $25 per share plus any unpaid dividends.

SoCalGas currently is also authorized to issue 5 million shares of series preferred stock and 5 million shares of preference stock, both without par value and with cumulative preferences as to dividends and liquidation value. The preference stock would rank junior to all series of preferred stock. Other rights and privileges of the stock would be established by the board of directors at the time of issuance.

PACIFIC ENTERPRISES

On June 30, 2011, PE redeemed all five series of its outstanding preferred stock for $81 million. Each series was redeemed for cash at redemption prices ranging from $100 to $101.50 per share, plus accrued dividends up to the redemption date of an aggregate of $1 million. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent that shares have not yet been presented for payment.

PE currently is authorized to issue 10 million shares of series preferred stock and 5 million shares of Class A series preferred stock, both without par value and with cumulative preferences as to dividends and liquidation value. No shares of preferred stock or Class A series preferred stock are outstanding. Class A series preferred stock, when issued, would rank junior to all other series of preferred stock with respect to dividends and liquidation value. Other rights and privileges of each series of the preferred stock and Class A series preferred stock would be established by the board of directors at the time of issuance.